UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    3/31/04

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:

    /s/ Brian Warner                New York, NY               5/26/04
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       34

Form 13F Information Table Value Total:       $79,793 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                 Shares                                             Authority
                               Title                    Value      or              Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

ACME COMMUNICATION INC        COM       004631107   $ 4,236       533,450   SH            SOLE                533,450
AT&T CORP                     COM       001957505   $ 1,012        51,696   SH            SOLE                 51,696
AT&T WIRELESS SVCS INC        COM       00209A106   $ 1,139        83,688   SH            SOLE                 83,688
CENTRAL FD CDA LTD            CL A      153501101   $ 2,335       370,000   SH            SOLE                370,000
CHEROKEE INC DEL NEW          COM       16444H102   $   114         5,000   SH            SOLE                  5,000
COMCAST CORP NEW              CL A      20030N101   $ 2,403        83,618   SH            SOLE                 83,618
CONSECO INC                   COM NEW   208464883   $ 7,469       322,500   SH            SOLE                322,500
DIGITAL RECORDERS INC         COM       253869101   $   458       189,400   SH            SOLE                189,400
DONNELLEY RR & SONS CO        COM       257867101   $ 4,038       133,500   SH            SOLE                133,500
FEDERATED DEPT STORES INC DE  COM       31410H101   $   811        15,000   SH            SOLE                 15,000
GAYLORD ENTMT CO NEW          COM       367905106   $ 9,981       323,000   SH            SOLE                323,000
GRAY TELEVISION INC           COM       389375106   $ 6,567       449,200   SH            SOLE                449,200
HOLLINGER INTL INC            CL A      435569108   $ 2,515       127,000   SH            SOLE                127,000
HORIZON OFFSHORE INC          COM       44043J105   $   530       175,000   SH            SOLE                175,000
ISLE OF CAPRI CASINOS INC     COM       464592104   $13,965       555,500   SH            SOLE                555,500
JAMESON INNS INC              COM       470457102   $   214        73,300   SH            SOLE                 73,300
KERZNER INTERNATIONAL LTD     SHS       P6065Y107   $ 2,810        63,360   SH            SOLE                 63,360
LIBERTY MEDIA CORP NEW        COM SER A 530718105   $ 4,813       439,547   SH            SOLE                439,547
MICRON TECHNOLOGY INC         COM       595112103   $   167        10,000   SH            SOLE                 10,000
MIKOHN GAMING CORP            COM       59862K108   $   940       218,500   SH            SOLE                218,500
NEVADA GOLD & CASINOS INC     COM NEW   64126Q206   $ 2,658       141,750   SH            SOLE                141,750
NOBLE ENERGY INC              COM       655044105   $   212         4,500   SH            SOLE                  4,500
NORTH PITTSBURGH SYS INC      COM       661562108   $ 2,475       122,970   SH            SOLE                122,970
OPENTV CORP                   CL A      G67543101   $    67         5,000   SH            SOLE                  5,000
OPLINK COMMUNICATIONS INC     COM       68375Q106   $    63        25,000   SH            SOLE                 25,000
OUTBACK STEAKHOUSE INC        COM       689899102   $   682        14,000   SH            SOLE                 14,000
PENWEST PHARMACEUTICALS CO    COM       709754105   $ 1,972       135,000   SH            SOLE                135,000
PICO HLDGS INC                COM NEW   693366205   $    94         5,700   SH            SOLE                  5,700
PIONEER DRILLING CO           COM       723655106   $    67        10,000   SH            SOLE                 10,000
SEABULK INTL INC              COM       81169P101   $   336        37,465   SH            SOLE                 37,465
TRITON PCS HLDGS INC          CL A      89677M106   $   165        30,000   SH            SOLE                 30,000
VALUEVISION MEDIA INC         CL A      92047K107   $ 4,068       265,000   SH            SOLE                265,000
WESTMORELAND COAL CO          COM       960878106   $   128         7,000   SH            SOLE                  7,000
WHIRLPOOL CORP                COM       963320106   $   289         4,200   SH            SOLE                  4,200
